Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property and Equipment, Net

Note 5. Property and Equipment, Net

Property and equipment are summarized in the following table (in thousands).

	December 31, 2018	December 31, 2017
Computer hardware	$67	$61
Computer software	2	—
Furniture and fixtures	23	23
Leasehold improvements	13	13
	105	97
Less accumulated depreciation and amortization	(93)	(74)
Total	$12	$23

Depreciation expense was approximately $19,000 and $44,000 for the years ended December 31, 2018 and December 31, 2017, respectively